UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock Lane

Libertyville, Illinois                      60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock Lane

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Discovery Fund

ANNUAL REPORT

MARCH 31, 2007

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

ANNUAL REPORT

March 31, 2007

This report is submitted for the general information of shareholders of The Forester Discovery Fund.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

FORESTER DISCOVERY FUND

Letter to Shareholders

Dear Fellow Shareholder:

While the economic fundamentals are following our forecast, the stock markets have not as of now.  We have been patient for stock valuations to become attractive so that future returns will be strong.  We believe that continued patience will pay off handsomely.  The Discovery Fund returned 4.4% versus 11.8% for the S&P 500 for the year ended March 31, 2007.  Even after the past three years, we are still ahead of the S&P 500 since inception.

So what do we expect going forward?  We are amazed at the lack of forward thinking in the market.  Housing prices have gone down for the first time since the Great Depression.  Consumer spending has slowed, as has GDP which in the first quarter was around 1.0%.  Subprime mortgage companies have been going bankrupt and subprime borrowers have had trouble refinancing their adjustable rate mortgages.  This has led to a spate of foreclosures and reduced economic activity.  While the stock market has not reflected this, we believe that it will going forward.  This main engine of growth appears to be over but there is not a substitute on the horizon to take over.  This generally leads to a recession.

Even Alan Greenspan has said that there is a one in three chance of a recession later this year.  This is why we are being conservative and defensive.

Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester

President

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND RETURNS

     SINCE

FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION

Forester Discovery Fund

4.4%

2.7%

 2.7%

S&P 500 Stock Index

   11.8

   10.1

  2.3

The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).  The Fund intends to focus more on US stocks and ADRs, so the EAFE index has been omitted.  That index returned 20.2% for the last fiscal year.

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  AN

INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE

PROSPECTUS.  PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost.  Returns shown include the reinvestment of all dividends.

The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.  All indexes are unmanaged and include reinvested dividends.

THE FORESTER DISCOVERY FUND

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2007

As a shareholder of the Forester Discovery Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                                            THE FORESTER DISCOVERY FUND

Expenses

Beginning       Ending

paid during

account

account

period

value

value

10/1/06-

10/1/06

3/31/07

3/31/07(1)

--------------------------------------------------------------------------------

Actual

$1,000.00

$1,016.65

$6.84

Hypothetical

(5% return

before expenses)

1,000.00

1,018.20

6.79

(1)  The 1.35% expense ratio (before reimbursements) for the Forester Discovery Fund multiplied by the average account value over the period, and multiplied by 0.4986 (to reflect the one-half year period).

SECTOR BREAKDOWN

March 31, 2007

Cash - 100.0%

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

March 31, 2007

Percent of         Market

Net Assets         Value

                Other Assets (Schwab US

                   Treasury Money Fund)

99.82%

$37,394

                Accrued Interest

0.18%

68

    ---------         ---------

                Net Assets

100.00%

   $37,462

  ======         ======

                At March 31, 2007, cost is $37,394 and unrealized appreciation of securities for federal income tax purposes is $0.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007

ASSETS

Short-term investments

$37,394

Interest receivable

----------

Total assets

37,462

----------

LIABILITIES

-

---------

NET ASSETS

200,000,000 shares of $.0001 par value

authorized; 3,706 shares issued

and outstanding)

$37,462

======

NET ASSET VALUE, OFFERING AND REDEMPTION

PRICE PER SHARE

 ($37,462  /  3,706 shares)

$10.11

======

NET ASSETS CONSIST OF:

      Paid-in capital

                                                       $37,067

      Undistributed net investment income

-------

$37,462

======

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS

For the Year Ended March 31, 2007

INVESTMENT INCOME

Money fund dividends

$1,575

------

Total income

1,575

------

EXPENSES

Investment advisory fees (Note 2)

493

------

  Total expenses

  Less:  expenses waived by Advisor (Note 2)

(493)

------

Net expenses

-

------

Net investment income

1,575

------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain on investments

-

Net change in unrealized appreciation on investments

-

------

NET INCREASE IN NET ASSETS RESULTING

  FROM OPERATIONS

$ 1,575

=====

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

  For the Years Ended

March 31,

   2007

  2006

INCREASE IN NET ASSETS FROM OPERATIONS

  Net investment income

             $ 1,575

$  996

  Net realized gain

    on investments

-

-

  Change in unrealized appreciation of investments

-

-

-------

-------

  Net increase in net assets

    resulting from operations

    1,575

  996

  Distributions to shareholders from net investment

    income

   (1,490)

 (814)

  Capital share transactions (Note 5)

     1,490

  Total increase/(decrease)

1,575

NET ASSETS

  Beginning of year

35,887

34,891

  End of year

$37,462

$35,887

(Including Undistributed Net Investment Income of $395 for

  3/31/07 and $310 for 3/31/06)

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

FINANCIAL HIGHLIGHTS

     The Forester Discovery Fund

For the Years  Ended March 31,

	2007	2006	2005	2004	2003
(For a share outstanding throughout each period)

NET ASSET VALUE
Beginning of period	$10.09	$10.04	$10.02	$10.03	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.44	0.28	0.09	0.04	0.10
Net realized and unrealized gain (loss) on
investment transaction	-	-	-	-	0.06

Total from investment operations	0.44	0.28	0.09	0.04	0.16

TOTAL DISTRIBUTIONS	(0.42)	(0.23)	(0.07)	(0.05)	(0.13)

NET ASSET VALUE
End of period	$10.11	$10.09	$10.04	$10.02	$10.03

TOTAL RETURN	4.40%	2.86%	0.92%	0.42%	1.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period	$37,462	$35,887	$34,891	$56,436	$56,192
Ratio of expenses to average net assets
After waiver	0%	0%	0%	0%	0%
Before waiver	1.35%	1.35%	1.35%	6.33%	5.99%
Ratio of net investment income to
average net assets	4.30%	2.86%	0.85%	0.43%	0.99%
Portfolio turnover rate	0%	0%	0%	108%	0%

A)

Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

B)  Total returns shown assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2007

(1)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market.  Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO

SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).  Interest income is recorded on the accrual basis.  Bond premiums and discounts are amortized in accordance with Federal income tax regulations.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2007

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates and assumptions.

(2)

TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the year ended March 31, 2007, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, and certain administrative services, and personnel needed by the Fund.  As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% (1.00% for asset management and 0.35% for other administrative services) based upon the average daily net assets of the Fund.  For the year ended March 31, 2007, the Advisor voluntarily waived advisory fees in the amounts of $493.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.  This expense is limited to 1/4 of 1% of the Fund's average net assets.  For the year ended March 31, 2007, no such reimbursements were made.

(3)

PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $0, respectively, for the year ended March 31, 2007.

(1)

FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The U.S. federal income tax basis of the Fund’s investments at March 31, 2007 was $37,394.

The tax character of distributions paid during the fiscal years ended March 31, 2007 and 2006 were as follows:

	2007	2006
Ordinary income	$1,490	$814

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2007

As of March 31, 2007 the components of distributable earnings on a tax basis were $395 of undistributed ordinary income.

(2)

CAPITAL SHARE TRANSACTIONS:

As of March 31, 2007 there were 200,000,000 shares authorized, par value $0.0001.  The total paid in capital was $37,067.  Transactions in capital stock are as follows:

	2007	2006

Shares sold	-	-
Shares issued in reinvestment
Of distributions	149	82
Shares redeemed	-	-
	--------	--------
Net increase/(decrease) in shares	149	82
	=====	=====

Value of shares sold	$ -	$ -
Value of shares issued in rein-
Vestment of distributions	1,490	814
Value of shares redeemed	-	-
	--------	--------
Net increase (decrease) in value of shares	$1,490	$814
	=====	=====

(3)

DISTRIBUTIONS TO SHAREHOLDERS

On December 14, 2006 a distribution of $.42 per share aggregating $1,490 was paid to shareholders of record on this same date from net investment income.

(4)

NEW ACCOUNTING PROUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2007

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

8)       CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2007, Stanley Simpson, a director of the fund, owned over 86% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors

The Forester Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Forester Discovery Fund, (the "Fund"), a series of The Forester Funds, Inc., including the schedule of investments, as of March 31, 2007 and the related statement of operations, for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.  The financial highlights for each of the two years in the period ended March 31, 2004 were audited by other auditors whose reports expressed unqualified opinions on this information.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of March 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Discovery Fund as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
May 18, 2007

DIRECTORS AND OFFICERS OF THE COMPANY

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Michael B. Kelley 612 Paddock Lane Libertyville, IL 60048 Age: 45	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for American Hotel Supply since January, 2004 Before, he was a Sales Executive at WW Grainger for more than 5 years
Stanley Simpson 612 Paddock Lane Libertyville, IL 60048 Age: 49	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 612 Paddock Lane Libertyville, IL 60048 Age: 48	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Thomas H. Forester[1] 612 Paddock Lane Libertyville, IL 60048 Age: 46	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Mr. Simpson owns approximately 87% of the shares of the Discovery Fund and is deemed to control the Fund and Mr. Forester owns 13% of the shares of the Discovery Fund.

PROXY VOTING

The Company’s Board of Directors has approved proxy voting procedures for the Fund, setting forth guidelines and procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.

RENEWAL OF MANAGEMENT AGREEMENT

On March 15, 2007, the Board of Directors of The Forester Funds, Inc. approved the continuation of each Fund's investment advisory agreement with Forester Capital Management, Ltd. (the "Adviser").  Prior to approving the continuation of the agreements, the Board considered:

   o the nature, extent and quality of the services provided by the Adviser

   o the investment performance of the Funds

   o the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds

   o the extent to which economies of scale would be realized as the mutual fund grows and whether fee levels reflect these economies of scale for the benefit of mutual fund investors

   o the expense ratios of the Funds

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered an oral presentation by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Funds. The Directors concluded that the Adviser was providing essential services to the Funds.

The Directors compared the performance of the Funds to benchmark indices over various periods of time and concluded that the performance of the Funds warranted the continuation of the advisory agreements. The Directors noted that in addition to the absolute performance of the Funds, they also noted that the Funds adhered to their investment style.

In concluding that the advisory fees payable by the Funds were reasonable, the Directors reviewed a report of the costs of services provided by, and the profits realized by the Adviser, from its relationship with the Funds and concluded that such profits were reasonable and not excessive. The Directors reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Funds and the expense ratios of the Funds were in the range of comparable mutual funds.

QUARTERLY PORTFOLIO SCHEDULE

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

The Statement of Additional Information includes additional information about the Company’s directors and is available, without charge, upon request, by calling toll-free 1-888-701-8405.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Thomas Forester is an audit committee financial expert.  Thomas Forester is not independent for purposes of this Item 3.  Mr. Forester is considered an expert due to education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2007

$  10,000

FY 2006

$  9,311

(b)

Audit-Related Fees

Registrant

FY 2007

$ 0

FY 2006

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2007

$ 1,000

FY 2006

$ 1,000

Nature of the fees:

Tax filing and preparation.

(d)

All Other Fees

Registrant

FY 2006

$ 0

FY 2005

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2006, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f)

None.

(g)

None.

(h)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date June 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date June 9, 2007